UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      November 12, 2008
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      136
                                                  -----------------------

Form 13F Information Table Value Total:              $ 144,741 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------    ---------  ---------  -------------------  ----------   --------   ------------------------
                                                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             COM       002824100  1,097       19,049    SH           SOLE                                  19,049
Adobe Systems Inc.              COM       00724F101  1,468       37,188    SH           SOLE                                  37,188
Adv Micro Devices               COM       007903107    134       25,475    SH           SOLE                                  25,475
Allstate                        COM       020002101    314        6,800    SH           SOLE                                   6,800
American Eagle Outfitters       COM       02553E106    714       46,805    SH           SOLE                                  46,805
American Telephone & Telg       COM       00206R102    686       24,574    SH           SOLE                                  24,574
Amgen                           COM       031162100  1,416       24,295    SH           SOLE                                  24,295
Analog Devices, Inc.            COM       032654105    408       15,500    SH           SOLE                                  15,500
Anheuser Busch                  COM       035229103    889       13,702    SH           SOLE                                  13,702
Apple Computer                  COM       037833100    688        6,050    SH           SOLE                                   6,050
Applied Materials, Inc.         COM       038222105    775       51,225    SH           SOLE                                  51,225
Automatic Data Processing       COM       053015103  4,413      103,225    SH           SOLE                                 103,225
BankAmerica Corp.               COM       060505104  1,350       38,567    SH           SOLE                                  38,567
BB&T                            COM       054937107  1,234       32,655    SH           SOLE                                  32,655
Berkshire Hathaway Inc          CL B      84670207     378           86    SH           SOLE                                      86
Boeing                          COM       097023105    483        8,414    SH           SOLE                                   8,414
Boston Scientific               COM       101137107    326       26,550    SH           SOLE                                  26,550
Bristol-Meyers Squibb           COM       110122108    260       12,484    SH           SOLE                                  12,484
British Petrol             Sponsored ADR  055622104    586       11,678    SH           SOLE                                  11,678
Broadridge Financial            COM       11133T103    193       12,522    SH           SOLE                                  12,522
Cabela's                        COM       126804301  1,289      106,690    SH           SOLE                                 106,690
Cannon                          COM       138006309    275        7,285    SH           SOLE                                   7,285
Cardinal Health                 COM       14149Y108    622       12,625    SH           SOLE                                  12,625
Caterpillar                     COM       149123101    775       13,010    SH           SOLE                                  13,010
Charles Schwab Corp.            COM       808513105    583       22,425    SH           SOLE                                  22,425
Checkpoint Software             COM       M22465104    405       17,800    SH           SOLE                                  17,800
Chesapeake Energy Corp          COM       165167107    236        6,575    SH           SOLE                                   6,575
ChevronTexaco                   COM       166764100    528        6,407    SH           SOLE                                   6,407
Chicago Bridge and Iron         COM       167250109    240       12,450    SH           SOLE                                  12,450
Chicos FAS                      COM       168615102    214       39,175    SH           SOLE                                  39,175
Chubb Corp                      COM       171232101    924       16,833    SH           SOLE                                  16,833
Circuit City                    COM       172737108     61       80,250    SH           SOLE                                  80,250
Cisco Systems                   COM       17275R102  4,629      205,171    SH           SOLE                                 205,171
Citigroup                       COM       172967101    478       23,315    SH           SOLE                                  23,315
Clorox                          COM       189054109    354        5,650    SH           SOLE                                   5,650
Coach                           COM       189754104    233        9,300    SH           SOLE                                   9,300
Coca-Cola                       COM       191216100  3,926       74,237    SH           SOLE                                  74,237
Colonial Bancgroup              COM       195493309     99       12,554    SH           SOLE                                  12,554
Columbia Acorn                  COM       197199813    227        7,624    SH           SOLE                                   7,624
Comcast                         COM       20030N101    218       11,131    SH           SOLE                                  11,131
Con Edison                      COM       209115104    995       23,150    SH           SOLE                                  23,150
Corning                         COM       219350105    278       17,761    SH           SOLE                                  17,761
Costco Inc.                     COM       22160K105  7,611      117,225    SH           SOLE                                 117,225
Dell, Inc.                      COM       24702R101  1,253       76,005    SH           SOLE                                  76,005
Diebold                         COM       253651103    990       29,900    SH           SOLE                                  29,900
DNP Select Income Fund          COM       23325P104     97       10,327    SH           SOLE                                  10,327
Duke Power                      COM       26441C105    949       54,441    SH           SOLE                                  54,441
Dupont                          COM       263534109    221        5,483    SH           SOLE                                   5,483
Electronic Arts                 COM       285512109    313        8,450    SH           SOLE                                   8,450
Electronics for Imaging         COM       286082102    902       64,730    SH           SOLE                                  64,730
Eli Lilly                       COM       532457108    584       13,264    SH           SOLE                                  13,264
EMC Corp. Mass                  COM       268648102  2,588      216,368    SH           SOLE                                 216,368
Encision Inc.                   COM       29254Q104     13       12,666    SH           SOLE                                  12,666
Etrials Worldwide Inc           COM       29786P103     20       15,914    SH           SOLE                                  15,914
Expeditors Intl Wash            COM       302130109  1,014       29,114    SH           SOLE                                  29,114
Exxon Mobil Corp.               COM       30231G102  9,559      123,091    SH           SOLE                                 123,091
Family Dollar Stores            COM       307000109    576       24,290    SH           SOLE                                  24,290
Federal Express                 COM       31428X106  1,088       13,770    SH           SOLE                                  13,770
Fred's Inc.                     COM       356108100  1,066       74,935    SH           SOLE                                  74,935
General Electric                COM       369604103  7,058      276,784    SH           SOLE                                 276,784
GlaxoSmithKline            Sponsored ADR  37733W105    690       15,875    SH           SOLE                                  15,875
Google Inc                      CL A      38259P508    375        1,155    SH           SOLE                                   1,155
Helmerich & Payne               COM       423452101    559       12,942    SH           SOLE                                  12,942
Hershey Foods                   COM       427866108    754       19,075    SH           SOLE                                  19,075
Hewlett Packard                 COM       428236103  1,266       27,389    SH           SOLE                                  27,389
Home Depot                      COM       437076102  2,201       85,006    SH           SOLE                                  85,006
Honeywell                       COM       438516106    742       17,850    SH           SOLE                                  17,850
Intel                           COM       458140100  3,004      160,374    SH           SOLE                                 160,374
International Business
   Machine                      COM       459200101  1,985       16,975    SH           SOLE                                  16,975
Intuit Inc                      COM       461202103    912       28,840    SH           SOLE                                  28,840
J P Morgan Co.                  COM       46625H100  1,413       30,249    SH           SOLE                                  30,249
Johnson and Johnson             COM       478160104  3,744       54,042    SH           SOLE                                  54,042
Kimberly Clark                  COM       494368103    320        4,941    SH           SOLE                                   4,941
Kraft Foods Inc                 COM       50075N104    467       14,272    SH           SOLE                                  14,272
Krispy Kreme                    COM       501014104     67       20,180    SH           SOLE                                  20,180
Lexmark International           COM       529771107    595       18,255    SH           SOLE                                  18,255
Lionbridge Technologies         COM       536252109     31       12,550    SH           SOLE                                  12,550
Lockheed Martin Corp.           COM       539830109    971        8,850    SH           SOLE                                   8,850
Lowes                           COM       548661107  2,095       88,443    SH           SOLE                                  88,443
LSI Corp.                       COM       502161102     83       15,429    SH           SOLE                                  15,429
McDonald's                      COM       580135101  1,001       16,230    SH           SOLE                                  16,230
Medtronics                      COM       585055106  1,085       21,663    SH           SOLE                                  21,663
Merck                           COM       589331107    798       25,279    SH           SOLE                                  25,279
Meredith Corporation            COM       589433101    878       31,300    SH           SOLE                                  31,300
Microsoft                       COM       594918104  4,281      160,414    SH           SOLE                                 160,414
MMM Company                     COM       88579Y101    823       12,042    SH           SOLE                                  12,042
Motorola                        COM       620076109    310       43,462    SH           SOLE                                  43,462
Mylan Labs                      COM       628530107    461       40,350    SH           SOLE                                  40,350
Nasdaq Omx Group Inc.           COM       631103108    304        9,950    SH           SOLE                                   9,950
NetApp                          COM       64120L104    380       20,835    SH           SOLE                                  20,835
New York Times                  COM       650111107    442       30,925    SH           SOLE                                  30,925
NewBridge Bancorp               COM       65080T102     47       10,336    SH           SOLE                                  10,336
Nokia                           COM       654902204  1,320       70,765    SH           SOLE                                  70,765
Novartis AG                Sponsored ADR  66987V109    462        8,750    SH           SOLE                                   8,750
Nvidia Corporation              COM       67066G104    223       20,775    SH           SOLE                                  20,775
Oracle Systems                  COM       68389X105  2,118      104,271    SH           SOLE                                 104,271
Paychex, Inc.                   COM       704326107  1,009       30,540    SH           SOLE                                  30,540
Penske Auto Group               COM       70959W103    462       40,300    SH           SOLE                                  40,300
Pepsico                         COM       713448108    666        9,341    SH           SOLE                                   9,341
Pfizer Incorporated             COM       717081103  2,036      110,425    SH           SOLE                                 110,425
Philip Morris Intl Inc          COM       718172109    202        4,193    SH           SOLE                                   4,193
Piedmont Natural Gas            COM       720186105    274        8,562    SH           SOLE                                   8,562
Proctor Gamble                  COM       742718109  2,762       39,628    SH           SOLE                                  39,628
Progress Energy                 COM       743263105    552       12,809    SH           SOLE                                  12,809
Proshares Trust           Ultra Finl Pro  74347R743    215       12,250    SH           SOLE                                  12,250
Rackable Systems                COM       750077109    247       25,150    SH           SOLE                                  25,150
Raytheon                        COM       755111507    242        4,530    SH           SOLE                                   4,530
Robert Half International       COM       770323103    468       18,890    SH           SOLE                                  18,890
SAP Aktiengesell           Sponsored ADR  803054204    526        9,840    SH           SOLE                                   9,840
Schlumberger Ltd                COM       806857108  1,250       16,006    SH           SOLE                                  16,006
Southern Co.                    COM       842587107    781       20,725    SH           SOLE                                  20,725
Spectra Energy                  COM       847560109    529       22,232    SH           SOLE                                  22,232
St Jude Medical                 COM       790849103    281        6,450    SH           SOLE                                   6,450
St. Joe Corp                    COM       790148100    250        6,400    SH           SOLE                                   6,400
Steelcase, Inc.                 COM       858155203    188       17,470    SH           SOLE                                  17,470
Stein Mart                      COM       858375108    640      163,750    SH           SOLE                                 163,750
Sun Microsystems                COM       866810104    146       19,265    SH           SOLE                                  19,265
Suntrust Bank                   COM       867914103    208        4,627    SH           SOLE                                   4,627
Symantec                        COM       871503108    835       42,654    SH           SOLE                                  42,654
Synovus Financial Corp          COM       87161C105    106       10,245    SH           SOLE                                  10,245
Texas Instruments Inc           COM       882508104    274       12,761    SH           SOLE                                  12,761
Tibco Software                  COM       88632Q103    593       81,075    SH           SOLE                                  81,075
Tiffany and Co.                 COM       886547108    223        6,275    SH           SOLE                                   6,275
Toyota Motor Corp         Sp ADR Rep2Com  892331307  1,344       15,670    SH           SOLE                                  15,670
Travelers Companies             COM       89417E109    874       19,331    SH           SOLE                                  19,331
United Health Group             COM       91324P102    878       34,570    SH           SOLE                                  34,570
United Parcel Services          COM       911312106  1,914       30,439    SH           SOLE                                  30,439
Varian Medical                  COM       92220P105  2,397       41,950    SH           SOLE                                  41,950
Verizon Communications          COM       92343V104    265        8,261    SH           SOLE                                   8,261
Wachovia Bank & Trust           COM       929903102    182       52,099    SH           SOLE                                  52,099
Walgreen                        COM       931422109    259        8,350    SH           SOLE                                   8,350
Wal-Mart Stores                 COM       931142103  8,857      147,883    SH           SOLE                                 147,883
Walt Disney Company             COM       254687106  1,513       49,284    SH           SOLE                                  49,284
Whole Foods Market Inc          COM       966837106  1,543       77,050    SH           SOLE                                  77,050
WP Stewart & Co. Ltd.           COM       G84922106     27       22,200    SH           SOLE                                  22,200
YRC Worldwide Inc               COM       984249102    213       17,825    SH           SOLE                                  17,825